Long-term Debt (Details) $ in Thousands, € in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Sep. 30, 2022 USD ($)	Mar. 31, 2022
Long-term Debt
Total	$ 16,326		$ 14,744
Less: Current portion	(16,326)		(122)
Long-term debt			14,622
Term loan
Long-term Debt
Total	$ 16,326	€ 15.0	14,622
Effective interest rate	6.00%	6.00%		6.00%
Term loan | Minimum
Long-term Debt
Stated interest rate	6.00%	6.00%
Term loan | Maximum
Long-term Debt
Stated interest rate	9.50%	9.50%
R&D loan
Long-term Debt
Total			$ 122